Expense Example - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Semiconductors Portfolio - Select Semiconductors Portfolio
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810